Note 7 - Forgivable Loans Receivable (Tables)	12 Months Ended
Sep. 30, 2016
Notes Tables
Investments in and Advances to Affiliates [Table Text Block]
Balance, September 30, 2014	$662,000
Advances	1,257,000
Amortization	(538,000)
Write-off	(13,000)
Balance, September 30, 2015	1,368,000
Advances	1,132,000
Amortization	(788,000)
Balance, September 30, 2016	$1,712,000